Segment reporting - Consolidated income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Sales	$ 1,650,034	$ 2,597,916	$ 1,778,908
Raw materials and energy consumption for production	(879,286)	(1,285,086)	(1,184,896)
Other operating income	100,992	147,356	110,085
Staff costs	(305,859)	(314,810)	(280,917)
Other operating expense	(270,090)	(346,252)	(296,809)
Depreciation and amortization charges	(73,532)	(81,559)	(97,328)
Impairment (loss) gain	(25,290)	(56,999)	137
Other (loss) gain	(29)	(19)	2,206
Operating profit	196,940	660,547	31,386
Operating segments | North America Silicon Metal
Profit (loss) [abstract]
Sales	505,472	671,290	370,109
Raw materials and energy consumption for production	(313,162)	(305,545)	(265,653)
Other operating income	6,605	6,464	5,089
Staff costs	(67,160)	(61,378)	(51,163)
Other operating expense	(44,304)	(33,708)	(22,222)
Depreciation and amortization charges	(32,313)	(33,708)	(40,489)
Impairment (loss) gain	(21,008)
Other (loss) gain	(71)	(522)	(347)
Operating profit	34,059	242,893	(4,676)
Operating segments | North America Silicon Alloys
Profit (loss) [abstract]
Sales	283,180	339,414	154,699
Raw materials and energy consumption for production	(165,193)	(68,490)	(57,663)
Other operating income	3,896	122	296
Staff costs	(37,744)	(41,923)	(31,300)
Other operating expense	(26,840)	(37,859)	(20,848)
Depreciation and amortization charges	(15,183)	(15,135)	(15,281)
Other (loss) gain	(115)	(126)	741
Operating profit	42,001	176,003	30,644
Operating segments | Europe Manganese
Profit (loss) [abstract]
Sales	277,508	701,140	476,287
Raw materials and energy consumption for production	(183,839)	(541,034)	(326,257)
Other operating income	36,628	42,882	34,142
Staff costs	(28,326)	(28,996)	(33,696)
Other operating expense	(69,897)	(111,741)	(105,290)
Depreciation and amortization charges	(7,835)	(13,005)	(18,634)
Impairment (loss) gain	(1,571)	(33,222)	(376)
Other (loss) gain	1	(178)
Operating profit	22,669	15,846	26,176
Operating segments | Europe Silicon Metals
Profit (loss) [abstract]
Sales	307,230	536,753	437,533
Raw materials and energy consumption for production	(103,304)	(241,936)	(303,811)
Other operating income	40,321	76,255	48,828
Staff costs	(79,114)	(81,175)	(77,608)
Other operating expense	(71,632)	(99,513)	(105,712)
Depreciation and amortization charges	(6,325)	(4,605)	(7,330)
Impairment (loss) gain			14
Other (loss) gain	79	230	733
Operating profit	87,255	186,009	(7,353)
Operating segments | Europe Silicon Alloys
Profit (loss) [abstract]
Sales	216,465	259,419	227,804
Raw materials and energy consumption for production	(108,409)	(139,687)	(170,073)
Other operating income	21,149	23,622	16,924
Staff costs	(42,069)	(50,467)	(42,679)
Other operating expense	(44,132)	(33,265)	(23,043)
Depreciation and amortization charges	(3,005)	(8,086)	(9,522)
Impairment (loss) gain	(3,619)	(26,028)	(455)
Other (loss) gain	47	82	295
Operating profit	36,427	25,590	(750)
Operating segments | South Africa Silicon Metals
Profit (loss) [abstract]
Sales	50,071	17,337	12,604
Raw materials and energy consumption for production	(44,003)	(9,270)	(8,240)
Other operating income	594	156	278
Staff costs	(5,007)	(1,736)	(1,542)
Other operating expense	(11,223)	(2,649)	(1,904)
Depreciation and amortization charges	(1,840)	(748)	(546)
Impairment (loss) gain	478	5,357	288
Operating profit	(10,930)	8,447	938
Operating segments | South Africa Silicon Alloys
Profit (loss) [abstract]
Sales	109,684	122,262	104,591
Raw materials and energy consumption for production	(82,201)	(65,373)	(68,377)
Other operating income	(142)	66	485
Staff costs	(10,412)	(11,652)	(11,726)
Other operating expense	(10,718)	(13,193)	(11,352)
Depreciation and amortization charges	(4,056)	(5,278)	(4,535)
Impairment (loss) gain		2,408	2,396
Operating profit	2,155	29,240	11,482
Operating segments | Other segments
Profit (loss) [abstract]
Sales	54,921	81,560	43,568
Raw materials and energy consumption for production	(35,280)	(46,759)	(33,445)
Other operating income	50,655	59,840	49,901
Staff costs	(36,027)	(37,483)	(31,203)
Other operating expense	(48,309)	(74,626)	(51,960)
Depreciation and amortization charges	(2,975)	(994)	(991)
Impairment (loss) gain	430	(5,514)	(1,730)
Other (loss) gain	30	495	784
Operating profit	(16,555)	(23,481)	(25,013)
Adjustments/Eliminations
Profit (loss) [abstract]
Sales	(154,497)	(131,259)	(48,287)
Raw materials and energy consumption for production	156,105	133,008	48,623
Other operating income	(58,714)	(62,051)	(45,858)
Other Operating Expense Adjustment	56,965	$ 60,302	$ 45,522
Operating profit	$ (141)